Financial Instruments - Net (Gain) Loss from Risk Management Activities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments [Abstract]
Net realized risk management (gain) loss	$ (89)	$ 168	$ (14)
Net unrealized risk management loss (gain)	71	9	12
Gains (loss) on change in fair value of derivatives	$ (18)	$ 177	$ (2)